Offerings - Offering: 1	Aug. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock")
Amount Registered | shares	50,000
Proposed Maximum Offering Price per Unit	256.02
Maximum Aggregate Offering Price	$ 12,801,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,889.43
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover additional shares of Common Stock which may become issuable under the Piper Sandler Companies 2024 Employment Inducement Award Plan by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of the Registrant's Common Stock. (2) Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on the New York Stock Exchange on August 13, 2024.